Discontinued Operations - Schedule of Assets and Liabilities Disposal of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities Disposal of Discontinued Operations [Line Items]
Cash and cash equivalents	$ 328,358	$ 1,833,843
Accounts receivable, net	1,888,383	3,026,618
Prepayments	238,566	306,192
Other receivables	945,753	2,735,617
Loans receivable	3,361,151	1,472,217
Amount due from related parties	4,306,134	877,598
Assets held for sale, current	11,068,345	10,252,085
Property and equipment, net	6,320,716	7,613,938
Deferred tax assets	9	9
Deposits	1,700,347	1,734,692
Assets held for sale, non-current	8,021,071	9,348,639
Total assets held for sale	19,089,416	19,600,724
Short-term bank borrowings	1,158,360	666,937
Accounts and notes payable	2,891,018	3,202,323
Other payables and accrued liabilities	2,525,421	597,037
Amount due to related parties
Tax payable	2,771,059	2,904,176
Current maturities of long-term bank borrowings
Current portion of capital lease and financing obligations	686,900	704,504
Liabilities held for sale, current	10,032,758	8,074,978
Long-term bank borrowings	687,902	1,158,642
Liabilities held for sale, non-current	687,902	1,158,642
Total liabilities held for sale	10,720,659	9,233,620
Revenues	12,784,074	50,558,732
Costs of car rental services	(13,020,751)	(43,966,881)
General and administrative expenses	(869,482)	(2,940,140)
Sales and marketing expenses	(403,754)	(675,307)
Loss from operations of discontinued operations	(1,509,913)	2,976,404
Total other income (expenses), net	(60,824)	(718,016)
(Loss) income from discontinued operations before income tax expense	(1,570,737)	2,258,388
Income tax expense	(5,357)	(303,873)
Net (loss) income from discontinued operations, net of tax	(1,576,094)	1,954,515
Net cash (used in)/provided by discontinued operating activities	2,271,892	2,575,382
Net cash (used in)/provided by discontinued investing activities	(3,484,697)	$ (2,092,305)
Cash consideration received for sale of car-hailing and driver management services business
Carrying value of net assets transferred	8,368,757
Gain on disposal of discontinued operations	$ (8,368,757)